Prepayments (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Prepayments Abstract
Advances for property, plant and equipment (1)	$ 4,248	$ 4,143
Prepaid expenses	526	437
Advances for the acquisition of equipment, materials and others	151	126
Total	4,925	4,706
Current	584	468
Non current	$ 4,341	$ 4,238